CONSOLIDATED BALANCE SHEET (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Series A Preferred stock, par value	$ 0.001	$ 0.001
Series A Preferred stock, shares issued	1	1
Series A Preferred stock, shares outstanding	1	1
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	4,634,599	4,429,599
Common stock, shares outstanding	4,634,599	4,429,599